DEBT	12 Months Ended
Dec. 28, 2019
DEBT

E.DEBT

On June 14, 2018, we entered into an unsecured Note Purchase Agreement (the "Agreement") under which we issued our 4.20% Series 2018 C Senior Notes, due June 14, 2028, in the aggregate principal amount of $40 million and our 4.27% Series 2018 D Senior Notes, due June 14, 2030, in the aggregate principal amount of $35 million. Proceeds from the sale of the Series C Senior Notes and Series D Senior Notes were used to pay down our revolving credit facility.

On December 17, 2012, we entered into an unsecured Note Purchase Agreement (the "Agreement") under which we issued our 3.89% Series 2012 A Senior Notes, due December 17, 2022, in the aggregate principal amount of $35 million and our 3.98% Series 2012 B Senior Notes, due December 17, 2024, in the aggregate principal amount of $40 million. Proceeds from the sale of the Series A Senior Notes and Series B Senior Notes were used to repay amounts due on our existing Series 2002-A Senior Notes, Tranche B totaling $40 million and our revolving credit facility.

On November 1, 2018, we entered into a five-year, $375 million unsecured revolving credit facility with a syndicate of U.S. banks led by JPMorgan Chase Bank, N.A., as administrative agent and Wells Fargo Bank, N.A., as syndication agent. The facilities include up to $40 million which may be advanced in the form of letters of credit, and up to $100 million (U.S. dollar equivalent) which may be advanced in Canadian dollars, Australian dollars, pounds Sterling, Euros and such other foreign currencies as may subsequently be agreed upon among the parties. This facility replaced our $295 million unsecured revolving credit facility. Cash borrowings are charged interest based upon an index selected by the Company, plus a margin that is determined based upon the index selected and upon the financial performance of the Company and certain of its subsidiaries. The Company is charged a facility fee on the entire amount of the lending commitment, at a per annum rate ranging from 12.5 to 30.0 basis points, also determined based upon the Company’s performance. The facility fee is payable quarterly in arrears.

Outstanding letters of credit extended on our behalf on December 28, 2019 and December 29, 2018 aggregated $37.3 million and $30.3 million; respectively, which includes approximately $9.8 million related to industrial development revenue bonds.  The Company had an outstanding balance of $4.0 million and $42.5 million, which includes foreign subsidiary borrowings, on its revolver at December 28, 2019, and December 29, 2018, respectively.   After considering letters of credit, the Company had $361.2 million and $322.7 million in remaining availability on its revolver on December 28, 2019, and December 29, 2018, respectively.  Additionally, we have $150 million in availability under a "shelf agreement" for long term debt with a current lender. Letters of credit have one year terms and include an automatic renewal clause. The letters of credit related to industrial development revenue bonds are charged an annual interest rate of 112.5 basis points, based upon our financial performance. The letters of credit related to workers’ compensation are charged an annual interest rate of 75 basis points.

Long-term debt obligations are summarized as follows on December 28, 2019 and December 29, 2018 (amounts in thousands):

	2019	2018
Series 2018 Senior Notes C, due on June 14, 2028, interest payable semi-annually at 4.20%	$40,000	$40,000
Series 2018 Senior Notes D, due on June 14, 2030, interest payable semi-annually at 4.27%	35,000	35,000
Series 2012 Senior Notes Tranche A, due on December 17, 2022, interest payable semi-annually at 3.89%	35,000	35,000
Series 2012 Senior Notes Tranche B, due on December 17, 2024, interest payable semi-annually at 3.98%	40,000	40,000
Revolving credit facility totaling $375 million due on November 1, 2023, interest payable monthly at a floating rate (2.54% on December 28, 2019 and 3.39% on December 29, 2018)	—	39,010
Foreign subsidiary borrowings under revolving credit facility, due on November 1, 2023, interest payable monthly at a floating rate (1.88% on December 28, 2019 and 2.94% on December 29, 2018)	3,976	3,480
Series 1999 Industrial Development Revenue Bonds, due on August 1, 2029, interest payable monthly at a floating rate (1.14% on December 28, 2019 and 1.94% on December 29, 2018)	3,300	3,300
Series 2000 Industrial Development Revenue Bonds, due on October 1, 2020, interest payable monthly at a floating rate (1.57% on December 28, 2019 and 2.00% on December 29, 2018)	2,700	2,700
Series 2002 Industrial Development Revenue Bonds, due on December 1, 2022, interest payable monthly at a floating rate (1.79% on December 28, 2019 and 1.99% on December 29, 2018)	3,700	3,700
Capital leases and foreign affiliate debt	174	311
	163,850	202,501
Less current portion	(2,816)	(148)
Less debt issuance costs	(167)	(223)
Long-term portion	$160,867	$202,130

Financial covenants on the unsecured revolving credit facility and unsecured notes include minimum interest coverage tests and a maximum leverage ratio. The agreements also restrict the amount of additional indebtedness we may incur and the amount of assets which may be sold among other industry standard covenants. We were within all of our lending requirements on December 28, 2019 and December 29, 2018.

On December 28, 2019, the principal maturities of long-term debt and capital lease obligations are as follows (in thousands):

2020	$2,816
2021	58
2022	38,700
2023	3,976
2024	40,000
Thereafter	78,300
Total	$163,850

On December 28, 2019, the estimated fair value of our long-term debt, including the current portion, was $170.8 million, which was $7.0 million more than the carrying value. The estimated fair value is based on rates anticipated to be available to us for debt with similar terms and maturities. We consider the valuations of our long-term debt, including the current portion, to be Level 2 liabilities which rely on quoted prices in markets that are not active or observable inputs over the full term of the liability.